Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [abstract]
Sinking fund requirement	$ 0
Percentage of principal amount of notes	100.00%
Principal amount of senior notes excluding 2016 senior notes	101.00%